MEYERS CAPITAL INVESTMENTS TRUST

October 3, 2013

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Meyers Capital Investments Trust

Post Effective Amendment No. 8 to the Registration Statement on Form N-1A

(File No. 333-149195, CIK No. 0001426928)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Meyers Capital Investments Trust, on behalf of the Meyers Capital Aggressive Growth Fund (the "Fund"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of Meyers Capital Investments Trust (the "Trust"), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Trust's registration statement on Form N-1A (the "Amendment").  The text of the Amendment was filed electronically with the Securities and Exchange Commission on September 23, 2013.

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or Parker Bridgeport of Thompson Hine LLP at (614) 469-3238.

Sincerely,

/s/ Frank B. Meyers

Frank B. Meyers

President